Financial Instrument, Risk Management and Fair Value Measurements, Derivatives Gain (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges net gain or (loss) in AOCI, after-tax	$ (1.5)		$ (7.2)		$ (3.5)		$ (0.1)
Amount of gain or (loss) recognized in OCI on derivatives, net of tax (effective portion)	(0.2)		(10.3)		(5.9)
Amount of pre-tax gain or (loss) reclassified from AOCI into income (effective portion)	6.0	[1]	6.3	[1]	2.6	[1]
Amount of pre-tax gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(0.1)	[1]	0.3	[1]	(0.1)	[1]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	5.7		(3.7)		(3.4)
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	1.8		(1.5)		1.1
Energy Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	3.8		(0.9)		(4.5)
Other Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0.1		(1.3)		0
Derivatives Designated as Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges gain (loss) to be realized in earnings during the twelve months	(0.2)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Open foreign currency forward contracts designated as cash flow hedges, U.S. dollar equivalent	435
Derivatives Designated as Hedging Instruments [Member] | Energy Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional volume of outstanding natural gas commodity forward contracts designated as cash flow hedges (in mmBTUs)	8,300,000
Derivatives Designated as Hedging Instruments [Member] | Foreign Currency and Energy Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges net gain or (loss) in AOCI, after-tax	(0.3)
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges net gain or (loss) in AOCI, after-tax	0.7		(1.1)		0.4		(0.7)
Amount of gain or (loss) recognized in OCI on derivatives, net of tax (effective portion)	2.1		(3.1)		2.4
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member] | Cost of Sales and Services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pre-tax gain or (loss) reclassified from AOCI into income (effective portion)	(0.2)	[1]	1.3	[1]	(1.2)	[1]
Amount of pre-tax gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(0.1)	[1]	0.3	[1]	(0.1)	[1]
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Energy Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges net gain or (loss) in AOCI, after-tax	(1.0)		(4.8)		(3.9)		0.6
Amount of gain or (loss) recognized in OCI on derivatives, net of tax (effective portion)	(2.3)		(5.9)		(8.3)
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Energy Contracts [Member] | Cost of Sales and Services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pre-tax gain or (loss) reclassified from AOCI into income (effective portion)	6.1	[1]	5.0	[1]	3.8	[1]
Amount of pre-tax gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	[1]	0	[1]	0	[1]
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Other Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges net gain or (loss) in AOCI, after-tax	(1.2)		(1.3)		0		0
Amount of gain or (loss) recognized in OCI on derivatives, net of tax (effective portion)	0		(1.3)		0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Other Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pre-tax gain or (loss) reclassified from AOCI into income (effective portion)	0.1	[1]	0	[1]	0	[1]
Amount of pre-tax gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	[1]	0	[1]	0	[1]
Derivatives Not Designated as Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pre-tax gain or (loss) recognized in income on derivatives	6.7		3.1		(3.8)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Open foreign currency forward contracts not designated as hedging instruments, U.S. dollar equivalent	500
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Cost of Sales and Services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pre-tax gain or (loss) recognized in income on derivatives	6.7		3.3		(3.0)
Derivatives Not Designated as Hedging Instruments [Member] | Energy Contracts [Member] | Cost of Sales and Services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pre-tax gain or (loss) recognized in income on derivatives	$ 0		$ (0.2)		$ (0.8)

[1]	Amounts are included in “Cost of sales and services” and "Interest expense" on the consolidated statements of income.